FINANCIAL ASSETS - Disclosure of Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current
Marketable securities	$ 154	$ 498
Restricted cash	183	189
Derivative assets	122	120
Loans and notes receivable	302	243
Other financial assets	132	89
Total current	893	1,139
Non-current
Marketable securities	2,924	2,748
Restricted cash	66	54
Derivative assets	408	290
Loans and notes receivables	7,199	6,702
Other financial assets	2,332	2,243
Total non-current	12,929	12,037
Loans and notes receivable	$ 6,216	$ 5,844